Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Notional Amounts of Outstanding Derivative Instruments

As at December 31, 2017, the Company had the following outstanding derivative instruments that were entered into to hedge Euro-denominated and Singapore dollar-denominated forecasted transactions:

In millions of Euros	Notional amount for hedge on forecasted R&D and other operating expenses	Notional amount for hedge on forecasted manufacturing costs
Forward contracts	237	352
Currency collars	208	284
In millions of Singapore dollars	Notional amount for hedge on forecasted R&D and other operating expenses	Notional amount for hedge on forecasted manufacturing costs
Forward contracts	—	130

Fair Value of Derivative Instruments

Information on fair value of derivative instruments and their location in the consolidated balance sheets as at December 31, 2017 and December 31, 2016 is presented in the table below:

	As at December 31, 2017		As at December 31, 2016
Asset Derivatives	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivatives designated as a hedge:
Foreign exchange forward contracts	Other current assets	24	Other current assets	1
Currency collars	Other current assets	13	Other current assets	—

Total derivatives designated as a hedge		37		1

Derivatives not designated as a hedge:
Foreign exchange forward contracts	Other current assets	4	Other current assets	1

Total derivatives not designated as a hedge:		4		1

Total Derivatives		41		2

	As at December 31, 2017		As at December 31, 2016
Liability Derivatives	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivatives designated as a hedge:
Foreign exchange forward contracts	Other payables and accrued liabilities	—	Other payables and accrued liabilities	(31)
Currency collars	Other long-term liabilities	—	Other long-term liabilities	(1)
Currency collars	Other payables and accrued liabilities	—	Other payables and accrued liabilities	(11)

Total derivatives designated as a hedge		—		(43)

Derivatives not designated as a hedge:
Foreign exchange forward contracts	Other payables and accrued liabilities	(1)	Other payables and accrued liabilities	(2)

Total derivatives not designated as a hedge:		(1)		(2)

Total Derivatives		(1)		(45)

Effect on Consolidated Statements of Income of Derivative Instruments

The effect on the consolidated statements of income for the year ended December 31, 2017 and December 31, 2016 and on the “Accumulated other comprehensive income (loss)” (“AOCI”) as reported in the statements of equity as at December 31, 2017 and December 31, 2016 of derivative instruments designated as cash flow hedge is presented in the table below:

	Gain (loss) deferred in OCI on derivative		Location of gain (loss) reclassified from OCI into earnings	Gain (loss) reclassified from OCI into earnings
	December 31, 2017	December 31, 2016		December 31, 2017	December 31, 2016
Foreign exchange forward contracts	18	(24)	Cost of sales	12	(5)
Foreign exchange forward contracts	2	(2)	Selling, general and administrative	2	—
Foreign exchange forward contracts	7	(8)	Research and development	8	(1)
Currency collars	12	(8)	Cost of sales	4	(2)
Currency collars	1	(1)	Selling, general and administrative	1	—
Currency collars	5	(4)	Research and development	3	(1)

Total	45	(47)		30	(9)

Effect on Consolidated Statements of Income of Derivative Instruments Not Designated as Hedge

The effect on the consolidated statements of income for the year ended December 31, 2017 and December 31, 2016 of derivative instruments not designated as a hedge is presented in the table below:

	Location of gain recognized in earnings	Gain recognized in earnings
		December 31, 2017	December 31, 2016
Foreign exchange forward contracts	Other income and expenses, net	6	(3)
Total		6	(3)

Schedule of Financial Assets (Liabilities) Measured at Fair Value on Recurring Basis

The table below details financial assets (liabilities) measured at fair value on a recurring basis as at December 31, 2017:

		Fair Value Measurements using
	December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Marketable securities — U.S. Treasury Bonds	431	431	—	—
Equity securities classified as available-for-sale	11	11	—	—
Equity securities classified as held-for-trading	9	9	—	—
Derivative instruments designated as cash flow hedge	37	—	37	—
Derivative instruments not designated as cash flow hedge	4	—	4	—
Derivative instruments not designated as cash flow hedge	(1)	—	(1)	—
Contingent consideration on business combinations	(12)	—	—	(12)

Total	479	451	40	(12)

The table below details financial assets (liabilities) measured at fair value on a recurring basis as at December 31, 2016:

		Fair Value Measurements using
	December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Marketable securities — U.S. Treasury Bonds	335	335	—	—
Equity securities classified as available-for-sale	11	11	—	—
Equity securities classified as held-for-trading	8	8	—	—
Derivative instruments designated as cash flow hedge	1	—	1	—
Derivative instruments designated as cash flow hedge	(43)	—	(43)	—
Derivative instruments not designated as cash flow hedge	1	—	1	—
Derivative instruments not designated as cash flow hedge	(2)	—	(2)	—
Contingent consideration on business combinations	(12)	—	—	(12)

Total	299	354	(43)	(12)

Schedule of Assets (Liabilities) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)

For assets (liabilities) measured at fair value on a recurring basis using significant unobservable inputs (Level 3), the reconciliation between January 1, 2017 and December 31, 2017 is presented as follows:

Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2017	(12)
Contingent consideration on business combination	—

December 31, 2017	(12)

Amount of total losses for the period included in earnings attributable to assets still held at the reporting date	—

Fair Value Information on Other Financial Assets and Liabilities Recorded at Amortized Cost

The following table includes additional fair value information on financial assets and liabilities as at December 31, 2017 and 2016:

	2017			2016
	Level	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Cash equivalents(1)	1	1,303	1,303	960	960
Long-term debt
— Bank loans (including current portion)	2	423	423	525	525
— Senior unsecured convertible bonds(2)	1	1,278	1,860	926	1,127

(1)	Cash equivalents primarily correspond to deposits at call with banks.
(2)	The carrying amount of the senior unsecured convertible bonds as reported above corresponds to the liability component only, since, at initial recognition, an amount of $121 million was recorded directly in shareholders’ equity as the value of the equity instrument embedded in the convertible bonds issued on July 3, 2014 and outstanding as at December 31, 2016. For the convertible bonds issued on July 3, 2017 and outstanding as at December 31, 2017, the carrying amount of the senior unsecured convertible bonds corresponds to the liability component only, since, at initial recognition, an amount of $242 million was recorded directly in shareholders’ equity as the value of the equity instrument embedded in the convertible instrument.

Summary of Securities That Were in Unrealized Loss Position

The table below details securities that were in an unrealized loss position as at December 31, 2017. The securities are segregated by investment type and length of time that the individual securities have been in a continuous unrealized position as at December 31, 2017.

	December 31, 2017
	Less than 12 months		More than 12 months		Total
Description	Fair Values	Unrealized Losses	Fair Values	Unrealized Losses	Fair Values	Unrealized Losses
U.S. Treasury Bonds	332	(1)	—	—	332	(1)

Total	332	(1)	—	—	332	(1)